SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue	$ 18,083	$ 23,050	$ 36,027	$ 45,957
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	6,532	6,337	12,874	12,720
Canada
Disclosure of geographical areas [line items]
Revenue	2,007	2,475	3,973	4,653
United Kingdom
Disclosure of geographical areas [line items]
Revenue	1,614	5,558	3,314	11,076
Australia
Disclosure of geographical areas [line items]
Revenue	1,458	1,646	3,027	3,109
Brazil
Disclosure of geographical areas [line items]
Revenue	1,315	1,325	2,492	2,676
INDIA
Disclosure of geographical areas [line items]
Revenue	1,084	860	2,228	1,769
GERMANY
Disclosure of geographical areas [line items]
Revenue	538	543	1,076	1,131
Other Europe
Disclosure of geographical areas [line items]
Revenue	1,678	2,268	3,306	4,613
Colombia
Disclosure of geographical areas [line items]
Revenue	602	633	1,277	1,295
Other Asia
Disclosure of geographical areas [line items]
Revenue	636	800	1,290	1,664
Other
Disclosure of geographical areas [line items]
Revenue	$ 619	$ 605	$ 1,170	$ 1,251